Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Summary of stock-based compensation expense
Total stock-based compensation expense was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
General and administrative	$7,863	$498	$8,322	$818
Research and development	1,362	64	1,564	116

Total stock-based compensation expense	$9,225	$562	$9,886	$934

Total stock-based compensation expense was as follows (in thousands):

	Year Ended December 31,
	2021	2020
General and administrative	$1,940	$201
Research and development	355	71

Total stock-based compensation expense	$2,295	$272

Summary of fair value of stock options granted to grantees
The assumptions used to determine the grant date fair value of non-market
based, stock options granted were as follows, presented on a weighted-average basis:

	Six Months Ended June 30,
	2022	2021
Expected term (in years)	5.8	6.0
Expected volatility	78%	83%
Risk-free interest rate	3.0%	0.7%
Dividend yield	—	—

The assumptions used to determine the grant date fair value of stock options granted to grantees were as follows, presented on a weighted-average basis:

	Year Ended December 31,
	2021	2020
Expected term (in years)	6.03	6.03
Expected volatility	82.3%	83.3%
Risk-free interest rate	0.9%	0.7%
Dividend yield	—%	—%

Summary of stock option activity
The following table summarizes the Company’s stock option activity, excluding performance and market awards:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2021	2,291,838	$4.39	9.1	$11,304
Exercised	(199,807)	$2.49	—	$—
Forfeited	(424,485)	$2.77	—	$—

Outstanding at June 30, 2022	1,667,546	$5.02	8.5	$9

Vested and exercisable at June 30, 2022	421,763	$3.60	7.8	$9

The following table summarizes the Company’s stock option activity, excluding performance and market awards:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding at December 31, 2020	4,173,285	$0.49	8.9	$199

Granted	10,800,000	$0.89
Exercised	(3,103,769)	$0.43
Forfeited	(158,342)	$0.65
Expired	—

Outstanding at December 31, 2021	11,711,174	$0.86	9.1	$11,304

Vested and exercisable at December 31, 2021	1,381,326	$0.48	7.7	$1,781

Share-Based Payment Arrangement, Outstanding Award, Activity, Excluding Option

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2021	—	$—	—	$—
Granted	6,796,074	$9.92	—	$—

Outstanding at June 30, 2022	6,796,074	$9.92	9.4	$—

Vested and exercisable at June 30, 2022	—	$—	—	$—